Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of information concerning securities sold under agreements to repurchase

	2024	2023

	(Dollars in thousands)
Balance outstanding at year end	$30,494	$26,781
Average daily balance during the year	$32,896	$25,049
Average interest rate during the year	4.43%	4.17%
Maximum month-end balance during the year	$37,805	$30,509
Weighted-average interest rate at year end	3.77%	4.58%

Schedule of repurchase agreements

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)

	Overnight and			Greater than 90
December 31, 2024	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
State and municipal obligations	$30,494	$—	$—	$—	$30,494
Total	$30,494	$—	$—	$—	$30,494

	Overnight and			Greater than 90
December 31, 2023	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
U.S government agencies	$26,781	$—	$—	$—	$26,781
Total	$29,781	$—	$—	$—	$26,781